Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001404912
Registrant Name	KKR & Co. Inc.
Registration File Number	333-279233
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A